Commitments and Guarantee - Commitments (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Commitments And Guarantee
Financial guarantees without registration effect	$ 6,534	$ 5,015
Purchase of energy	2,605	2,746
Total	$ 9,139	$ 7,761